GENERAL (Detail Textuals) - ₪ / shares	12 Months Ended
	Dec. 31, 2024	Feb. 14, 2025
Disclosure of non-adjusting events after reporting period [line items]
Description of dual listing	Through the end of trading day on February 14, 2025, the Company’s securities were dual listed (i) the Ordinary Shares, par value NIS 0.01 per share (“Ordinary Shares”) of the Company were listed on the AIM Market of the London Stock Exchange and (ii) the American Depositary Shares ("ADSs"), each of which represented two Ordinary Shares of the Company, represented by the American Depositary Receipts ("ADR") were listed on the Nasdaq Capital Market.
Description of Shareholder approval of ADR exchange and reverse stock split	On December 20, 2024 the shareholders approved a change of the Company’s Nasdaq-listed ADRs for Nasdaq-listed Ordinary Shares and terminated the ADR facility by conducting a Reverse Stock Split (the “Reverse Split”) of the Company’s Ordinary Shares at a two-for-one ratio which allow a one-to-one exchange from ADRs to Ordinary Shares and delisting from the AIM to trade solely on the Nasdaq in the U.S. and the change in par value from NIS 0.01 par value to NIS 0.02 par value. The reverse stock split was completed on February 14, 2025.
Change in par value of ordinary shares	the change in par value from NIS 0.01 par value to NIS 0.02 par value.
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value of ordinary shares	₪ 0.01	₪ 0.02